Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation
Threshold percentage used to determine if economic environment is highly inflationary									100.00%
Number of years used to determine if economic environment is highly inflationary									3 years
Operating income of Venezuelan subsidiary as percent of consolidated amount high end of range									1.00%
Cumulative inflation rate of Venezuela in November 2009 and since, low end of range									100.00%
Approximate net sales decrease of Venezuelan sub due to change in functional currency and remeasurment from January 1, 2010 in comparison to 2009											66.70%
Cash and cash equivalents
Cash and cash equivalents classification when acquired, maximum maturity period									3 months
Marketable securities.
Marketable securities classification, minimum holding period for classification as non-current									1 year
Earnings per share
Options outstanding not included in computation of diluted earnings per share (in shares)									12.6	17.4	26.3
Numerator:
Net income attributable to 3M	$ 991	$ 1,161	$ 1,167	$ 1,125	$ 954	$ 1,088	$ 1,160	$ 1,081	$ 4,444	$ 4,283	$ 4,085
Denominator:
Denominator for weighted average 3M common shares outstanding - basic (in shares)									693.9	708.5	713.7
Dilution associated with the Company's stock-based compensation plans (in shares)									9.4	10.5	11.8
Denominator for weighted average 3M common shares outstanding - diluted (in shares)									703.3	719.0	725.5
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.43	$ 1.68	$ 1.68	$ 1.61	$ 1.36	$ 1.54	$ 1.63	$ 1.52	$ 6.40	$ 6.05	$ 5.72
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.41	$ 1.65	$ 1.66	$ 1.59	$ 1.35	$ 1.52	$ 1.60	$ 1.49	$ 6.32	$ 5.96	$ 5.63